Supplementary Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Supplementary Financial Information [Abstract]
Schedule of Other (Income) and Deductions - Net

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Professional fees	$1	$2	$6	$5
Recoverable Pension and OPEB – non-service costs	4	14	27	41
Non-recoverable pension and OPEB	(1)	—	(2)	—
Gain on sale of non-utility property	(1)	—	(1)	(11)
AFUDC – equity income	(12)	(9)	(35)	(23)
Interest and investment loss (income) – net	(5)	1	(9)	5
Other	2	1	4	2

Total other (income) and deductions – net	$(12)	$9	$(10)	$19

	Years Ended December 31,
	2022	2021	2020
Professional fees	$7	$9	$6
Recoverable Pension and OPEB - non-service costs	56	54	55
Non-recoverable pension and OPEB	2	3	4
Gain on sale of non-utility property	(12)	(1)	—
AFUDC - equity income	(36)	(27)	(29)
Interest and investment loss (income) - net	2	(8)	(4)
Other	1	1	1

Total other deductions and (income) - net	$20	$31	$33

Schedule of Interest Expense and Related Charges

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Interest	$143	$117	$406	$335
Amortization of discount, premium and debt issuance costs	4	3	10	8
Less AFUDC – capitalized interest portion	(7)	(5)	(20)	(12)

Total interest expense and related charges	$140	$115	$396	$331

	Years Ended December 31,
	2022	2021	2020
Interest	$453	$415	$413
Amortization of discount, premium and debt issuance costs	10	11	11
Less AFUDC - capitalized interest portion	(18)	(13)	(19)

Total interest expense and related charges	$445	$413	$405

Schedule of Trade Accounts and Other Receivables

	At September 30,	At December 31,
	2023	2022
Gross trade accounts and other receivables	$1,162	$897
Allowance for uncollectible accounts	(13)	(13)

Trade accounts receivable – net	$1,149	$884

	At December 31,
	2022	2021
Gross trade accounts and other receivables	$897	$750
Allowance for uncollectible accounts	(13)	(12)

Trade accounts receivable - net	$884	$738

Summary of Investments and Other Property

	At September 30,	At December 31,
	2023	2022
Assets related to employee benefit plans	$132	$123
Non-utility property – land	12	12
Other	2	2

Total investments and other property	$146	$137

	At December 31,
	2022	2021
Assets related to employee benefit plans	$123	$133
Non-utility property - land	12	20
Other	2	2

Total investments and other property	$137	$155

Schedule of Property, Plant and Equipment
Property, plant and equipment – net reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/ Average Life of Depreciable Plant at September 30, 2023 (a)	At September 30, 2023	At December 31, 2022
Assets in service:
Distribution	2.7% / 36.4 years	$18,359	$17,226
Transmission	2.4% / 42.4 years	14,462	13,874
Other assets	7.4% / 13.9 years	2,041	2,156

Total		34,862	33,256
Less accumulated depreciation		9,225	9,054

Net of accumulated depreciation		25,637	24,202
Construction work in progress		1,613	953
Held for future use		48	48

Property, plant and equipment – net		$27,298	$25,203

(a)
Reflects depreciation rates and average lives of depreciable plant in the final order in our comprehensive base rate review (PUCT Docket No. 53601) that went into effect on May 1, 2023. See Note 2 for more information on the base rate review.

	Composite Depreciation Rate/Average Life of Depreciable Plant at December 31, 2022	At December 31,
		2022	2021
Assets in service:
Distribution	2.5% / 39.6 years	$17,226	$15,994
Transmission	2.9% / 34.4 years	13,874	13,075
Other assets	5.9% / 17.0 years	2,156	1,960

Total		33,256	31,029
Less accumulated depreciation		9,054	8,659

Net of accumulated depreciation		24,202	22,370
Construction work in progress		953	557
Held for future use		48	27

Property, plant and equipment— net		$25,203	$22,954

Schedule of Intangible Assets

	At September 30, 2023			At December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$669	$126	$543	$662	$122	$540
Capitalized software and other	1,139	405	734	1,183	441	742

Total	$1,808	$531	$1,277	$1,845	$563	$1,282

	At December 31, 2022			At December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$662	$122	$540	$641	$117	$524
Capitalized software	1,183	441	742	1,066	451	615

Total	$1,845	$563	$1,282	$1,707	$568	$1,139

Schedule of Estimated Aggregate Amortization Expenses

Year	Amortization Expense (a)
2023	$97
2024	$96
2025	$96
2026	$96
2027	$96

(a)	Amortization rates and average lives of depreciable intangible assets, reflected in the final order in our comprehensive base rate review (PUCT Docket No. 53601) that went into effect on May 1, 2023.

Years	Amortization Expenses
2023	$86
2024	$85
2025	$85
2026	$85
2027	$85

Schedule of Operating Lease and Other Obligations

	At September 30, 2023	At December 31, 2022
Operating lease liabilities	$115	$131
Investment tax credits	3	3
Customer advances for construction – noncurrent	55	71
Other	95	70

Total operating lease and other obligations	$268	$275

	At December 31,
	2022	2021
Operating lease liabilities (Notes 1 and 7)	$131	$133
Investment tax credits	3	4
Customer advances for construction—noncurrent	71	30
Other	70	64

Total operating lease and other obligations	$275	$231

Schedule of Supplemental Cash Flow Information
Supplemental Cash Flow Information

	Nine Months Ended September 30,
	2023	2022
Cash payments related to:
Interest	$330	$296
Less capitalized interest	(20)	(12)

Interest payments (net of amounts capitalized)	$310	$284

Amount in lieu of income taxes (Note 9):
Federal	$84	$76
State	28	24

Total payments in lieu of income taxes	$112	$100

Noncash investing activities:
Construction expenditures financed through accounts payable (a)	$342	$201

(a)	Represents end-of-period accruals.

	Years Ended December 31,
	2022	2021	2020
Cash payments related to:
Interest	$441	$409	$406
Less capitalized interest	(18)	(13)	(19)

Interest payments (net of amounts capitalized)	$423	$396	$387

Amount in lieu of income taxes (a):
Federal	$99	$61	$87
State	24	23	22

Total payments in lieu of income taxes	$123	$84	$109

Noncash investing and financing activities:
Construction expenditures financed through accounts payable (investing) (b)	$305	$254	$254
Transfer of title to assets constructed for and prepaid by LP&L (investing)	$—	$150	$—
Debt exchange offering (financing)	$—	$—	$300

(a)	See Note 10 for income tax related detail.
(b)	Represents end-of-period accruals.

Summarized Financial Information for Consolidated VIE

At September 30,
2023
Assets
Cash and cash equivalents	$2
Accounts receivable – net	776
Income tax receivable	2

Total assets	$780

Liabilities
Accounts payable	$2
Accrued interest	3
Long-term debt – net (a)	498

Total Liabilities	$503

(a)	Reflects $500 million in aggregate borrowings outstanding under the AR Facility less $2 million of related unamortized debt issuance costs at September 30, 2023.